UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

1000 Brickell Avenue, Suite 500 Miami, FL 33131

(Address of principal executive offices)  (Zip code)

Beacon Hill Fund Services, Inc. 4041 N. High Street Columbus, OH 43214

(Name and address of agent for service)

Registrant's telephone number, including area code: (800)-527-3713

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
July 31, 2014 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	93.5%
1 Mo. London Interbank Offering Rate (LIBOR)	0.9%
Freddie Mac
0.82%		8/15/37	$2,280,608	$2,313,705
1 Yr. Constant Maturity Treasury Based ARMS	27.6%
Fannie Mae
2.49%		7/1/28	1,389,316	1,458,644
2.05%		8/1/29	1,006,714	1,044,868
2.31%		3/1/30	169,963	178,119
2.34%		5/1/33	575,240	611,445
2.48%		9/1/33	1,841,633	1,933,172
2.30%		1/1/35	4,466,621	4,740,304
2.37%		1/1/35	3,618,783	3,851,102
2.28%		9/1/38	6,483,645	6,926,128
Fannie Mae Grantor Trust
3.56%		5/25/42	6,317,683	6,702,619
2.82%		8/25/43	7,739,975	7,873,877
Fannie Mae Whole Loan
3.05%		8/25/42	6,977,402	7,216,447
3.75%		8/25/42	3,052,376	3,274,333
2.67%		4/25/45	11,903,827	12,686,464
Freddie Mac
2.28%		10/1/22	304,898	313,747
2.28%		9/1/27	643,385	665,461
2.23%		9/1/28	4,884,932	5,083,529
2.26%		9/1/30	321,752	330,375
2.39%		7/1/31	2,207,564	2,285,451
				67,176,085
12 Mo. London Interbank Offering Rate (LIBOR)	46.9%
Fannie Mae
2.35%		9/1/36	9,932,441	10,617,928
2.35%		6/1/37	15,546,978	16,602,199
2.33%		8/1/37	23,320,558	25,024,777
2.15%		9/1/37	6,089,140	6,467,963
2.40%		10/1/37	3,307,379	3,546,132
2.33%		7/1/38	7,661,392	8,214,453
2.20%		9/1/38	19,356,692	20,672,909

See notes to Schedules of Investments.

1

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
July 31, 2014 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
2.33%		5/1/39	$9,589,731	$10,244,709
Freddie Mac
2.35%		5/1/39	12,088,030	12,960,641
				114,351,711

6 Mo. Certificate of Deposit Based ARMS	0.8%
Fannie Mae
1.25%		6/1/21	444,893	447,981
1.73%		12/1/24	946,333	963,986
Freddie Mac
1.94%		1/1/26	470,864	486,455
				1,898,422
6 Mo. London Interbank Offering Rate (LIBOR)	5.5%
Fannie Mae
1.66%		9/1/27	2,127,120	2,194,005
1.61%		3/1/28	1,771,132	1,823,778
2.13%		6/1/28	272,863	287,188
1.52%		9/1/33	468,832	480,409
1.59%		11/1/33	549,241	565,574
1.65%		11/1/33	1,334,431	1,374,559
1.91%		10/1/34	4,740,759	4,987,141
Freddie Mac
2.50%		9/1/30	1,656,152	1,740,296
				13,452,950
Cost of Funds Index Based ARMS	9.5%
Fannie Mae
2.96%		2/1/28	7,318,474	7,653,923
1.95%		8/1/33	4,941,556	5,096,464
2.95%		11/1/36	5,307,336	5,683,817
1.93%		6/1/38	4,590,813	4,733,964
				23,168,168
SBA Pool Floaters.	2.3%
Small Business Administration Pool
3.36%		10/25/38	4,832,114	5,495,602
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				227,856,643

See notes to Schedules of Investments.

2

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
July 31, 2014 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
FIXED RATE MORTGAGE-RELATED SECURITIES	4.2%
Collateralized Mortgage Obligations	4.2%
Fannie Mae
5.00%		2/25/18	$1,415,200	$1,489,805
4.00%		10/25/23	473,886	484,416
5.00%		3/25/24	2,141,718	2,299,688
Freddie Mac
4.00%		6/15/36	5,890,207	6,088,642
				10,362,551
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				10,362,551

	Percentage of Net Assets		Shares	Value
INVESTMENT COMPANIES*	0.0%
Northern Institutional Treasury Portfolio, 0.01%			260	$260
TOTAL INVESTMENT COMPANIES				260

	Percentage of Net Assets		Principal Amount	Value
REPURCHASE AGREEMENTS	2.2%
Bank of America, 0.08%, (Agreement dated 7/31/14 to be repurchased at $5,271,012 on 8/1/14 Collateralized by Fixed Rate U.S. Government Mortgage-Backed Security, 4.00%, with a value of $5,376,420, due at 5/20/44)			$5,271,000	$5,271,000
TOTAL REPURCHASE AGREEMENTS				5,271,000
TOTAL INVESTMENTS
(Cost $ 238,328,187)	99.9%			243,490,454
NET OTHER ASSETS (LIABILITIES)	0.1%			243,368
NET ASSETS	100.0%			$243,733,822

*	The interest rates presented are the rates in effect at July 31, 2014.

See notes to Schedules of Investments.

3

ASSET MANAGEMENT FUND
ULTRA SHORT FUND
SCHEDULE OF INVESTMENTS
July 31, 2014 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	74.4%
1 Mo. London Interbank Offering Rate (LIBOR)	3.1%
Fannie Mae Grantor Trust
0.43%		4/25/35	$191,555	$190,478
12 Mo. London Interbank Offering Rate (LIBOR)	58.2%
Fannie Mae
2.33%		8/1/37	1,200,003	1,287,696
2.15%		9/1/37	436,580	463,741
2.40%		10/1/37	846,828	907,959
2.20%		9/1/38	774,350	827,004
2.33%		5/1/39	45,865	48,997
				3,535,397
6 Mo. London Interbank Offering Rate (LIBOR)	13.1%
Fannie Mae
1.91%		10/1/34	755,165	794,412
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				4,520,287
U.S. GOVERNMENT OBLIGATIONS	23.1%
U.S. Treasury Note
0.50%		6/30/16	1,400,000	1,399,795
TOTAL U.S. GOVERNMENT OBLIGATIONS				1,399,795

	Percentage of Net Assets		Shares	Value
INVESTMENT COMPANIES*	2.1%
Northern Institutional Treasury Portfolio, 0.01%			130,062	$130,062
TOTAL INVESTMENT COMPANIES				130,062
TOTAL INVESTMENTS
(Cost $ 6,025,730)	99.6%			6,050,144
OTHER NET ASSETS (LIABILITIES)	0.4%			21,905
NET ASSETS	100.0%			$6,072,049

*	The interest rates presented are the rates in effect at July 31, 2014.

See notes to Schedules of Investments.

4

ASSET MANAGEMENT FUND SHORT U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS July 31, 2014 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	80.3%
1 Mo. London Interbank Offering Rate (LIBOR)	2.4%
Fannie Mae Grantor Trust
0.43%		4/25/35	$355,745	$353,744
1 Yr. Constant Maturity Treasury Based ARMS	27.8%
Fannie Mae
2.56%		5/1/31	429,141	454,564
2.37%		1/1/35	309,507	329,377
Fannie Mae Grantor Trust
3.56%		5/25/42	704,783	747,725
2.82%		8/25/43	1,511,478	1,537,627
Freddie Mac
2.34%		3/1/27	199,383	207,791
2.51%		8/1/31	831,090	871,227
				4,148,311
12 Mo. London Interbank Offering Rate (LIBOR)	50.1%
Fannie Mae
2.35%		9/1/36	461,974	493,857
2.15%		9/1/37	873,160	927,481
2.40%		10/1/37	1,439,608	1,543,530
2.20%		9/1/38	1,387,377	1,481,716
2.33%		5/1/39	343,987	367,482
Freddie Mac
2.35%		5/1/39	2,483,230	2,662,490
				7,476,556
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				11,978,611
FIXED RATE MORTGAGE-RELATED SECURITIES	15.0%
10 Yr. Securities	6.7%
Freddie Mac
2.50%		4/1/24	975,835	993,332
15 Yr. Securities	0.0%
Freddie Mac
8.00%		12/17/15	3,507	3,649

See notes to Schedule of Investments.

5

ASSET MANAGEMENT FUND SHORT U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS July 31, 2014 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
30 Yr. Securities	8.3%
Government National Mortgage Association
3.50%		9/15/42	$1,199,690	$1,236,993
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				2,233,974

	Percentage of Net Assets		Shares	Value
INVESTMENT COMPANIES*	4.5%
Northern Institutional Treasury Portfolio, 0.01%			673,067	$673,067
TOTAL INVESTMENT COMPANIES				673,067
TOTAL INVESTMENTS
(Cost $ 14,815,849)(a)	99.8%			14,885,652
NET OTHER ASSETS (LIABILITIES)	0.2%			24,847
NET ASSETS	100.0%			$14,910,499

*	The interest rates presented are the rates in effect at July 31, 2014.
(a)	Represents cost for financial reporting purposes.

See notes to Schedule of Investments.

6

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
SCHEDULE OF INVESTMENTS
July 31, 2014 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	31.5%
1 Yr. Constant Maturity Treasury Based ARMS	6.1%
Fannie Mae
2.53%		7/1/37	$1,379,814	$1,483,625
12 Mo. London Interbank Offering Rate (LIBOR)	25.4%
Fannie Mae
2.15%		9/1/37	4,365,798	4,637,408
2.20%		9/1/38	1,064,731	1,137,131
2.33%		5/1/39	343,987	367,482
				6,142,021

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				7,625,646
FIXED RATE MORTGAGE-RELATED SECURITIES	62.4%
10 Yr. Securities	18.4%
Freddie Mac
2.50%		4/1/24	4,391,259	4,469,993
15 Yr. Securities	2.8%
Fannie Mae
7.00%		3/1/15	1,840	1,856
7.00%		3/1/15	2,121	2,135
7.50%		11/1/15	8,190	8,366
6.50%		1/1/16	4,458	4,588
6.00%		6/1/16	41,510	43,011
6.00%		7/1/17	35,425	37,440
6.00%		7/1/17	57,711	60,829
2.50%		2/1/26	435,175	438,415
Freddie Mac
6.00%		6/1/17	80,180	84,624
				681,264
30 Yr. Securities	19.0%
Freddie Mac
3.50%		11/1/41	1,995,225	2,031,449
3.00%		8/1/42	82,980	81,362

See notes to Schedules of Investments.

7

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
SCHEDULE OF INVESTMENTS
July 31, 2014 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
Government National Mortgage Association
3.50%		8/15/42	$2,412,643	$2,487,661
				4,600,472
Collateralized Mortgage Obligations	22.2%
Fannie Mae
4.00%		10/25/32	121,851	124,126
Freddie Mac
5.50%		9/15/33	4,721,008	5,249,911
				5,374,037
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				15,125,766

	Percentage
	of Net
	Assets		Shares	Value
INVESTMENT COMPANIES*	0.0%
Northern Institutional Treasury Portfolio, 0.01%			424	$424
TOTAL INVESTMENT COMPANIES				424

	Percentage
	of Net		Principal
	Assets		Amount	Value
REPURCHASE AGREEMENTS	6.1%
Bank of America, 0.08%,(Agreement dated 7/31/14 to be repurchased at $1,478,003 on 8/1/14 Collateralized by Fixed Rate U.S. Government Mortgage-Backed Securities, 4.00%, with a value of $1,507,560, due at 5/20/44)			$1,478,000	$1,478,000
TOTAL REPURCHASE AGREEMENTS				1,478,000
TOTAL INVESTMENTS (Cost $ 24,223,892)	100.0%			24,229,836
NET OTHER ASSETS (LIABILITIES)	0.0%			(3,237)
NET ASSETS	100.0%			$24,226,599

*	The interest rates presented are the rates in effect at July 31, 2014.

See notes to Schedules of Investments.

8

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	95.6%
Aerospace & Defense	3.5%
United Technologies Corp.		20,000	$2,103,000
Air Freight & Logistics	3.5%
United Parcel Service, Inc.		21,900	2,126,271
Beverages	9.2%
Coca-Cola Co.		70,000	2,750,300
PepsiCo, Inc.		31,200	2,748,720
			5,499,020
Chemicals	3.7%
Du Pont (E.I.) De Nemours		20,000	1,286,200
Praxair, Inc.		7,500	961,050
			2,247,250
Commercial Banks	4.4%
Wells Fargo & Co.		52,000	2,646,800
Diversified Financial Services	8.0%
American Express Co.		22,500	1,980,000
Berkshire Hathaway, Inc. (Class A)(a)		15	2,821,860
			4,801,860
Electrical Equipment	3.4%
Emerson Electric Co.		32,000	2,036,800
Energy Equipment & Services	2.8%
Schlumberger Ltd		15,600	1,690,884
Food & Staples Retailing	3.9%
Wal-Mart Stores, Inc.		32,000	2,354,560
Food Products	2.6%
General Mills, Inc.		31,200	1,564,680
Health Care Equipment & Supplies	5.1%
Abbott Laboratories		30,000	1,263,600
Becton, Dickinson & Co.		15,600	1,813,344
			3,076,944
Hotels, Restaurants & Leisure	3.9%
McDonald’s Corp.		25,000	2,364,000
Household Products	3.5%
Procter & Gamble		27,000	2,087,640

See notes to Schedule of Investments.

9

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Industrial Conglomerates	7.7%
3M Company		15,000	$2,113,350
General Electric Co.		100,000	2,515,000
			4,628,350
IT Services	6.2%
Automatic Data Processing		12,500	1,016,375
International Business Machines Corp.		14,000	2,683,380
			3,699,755
Media	4.3%
The Walt Disney Company		30,000	2,576,400
Oil & Gas Consumable Fuels	8.4%
Chevron Corp.		20,000	2,584,800
Exxon Mobil Corp.		25,000	2,473,500
			5,058,300
Pharmaceuticals	4.5%
Johnson & Johnson		27,000	2,702,430
Software	4.3%
Microsoft Corp.		60,000	2,589,600
Specialty Retail	2.7%
TJX Companies		30,000	1,598,700
TOTAL COMMON STOCKS			57,453,244

See notes to Schedule of Investments.

10

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
INVESTMENT COMPANIES*	4.4%
Northern Institutional Treasury Portfolio, 0.01%		2,625,258	$2,625,258
TOTAL INVESTMENT COMPANIES			2,625,258
TOTAL INVESTMENTS (Cost $34,442,535)	100.0%		60,078,502
NET OTHER ASSETS (LIABILITIES)	0.0%		(22,274)
NET ASSETS	100.0%		$60,056,228

*	The interest rate presented are the rates in effect at July 31, 2014.
(a)	Non-income producing security.

See notes to Schedule of Investments.

11

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF INVESTMENTS July 31, 2014 (Unaudited)

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As of July 31, 2014, the Trust is authorized to issue an unlimited number of shares in five separate series: the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). Each of the Funds, except the Large Cap Equity Fund, offer a single class of shares. The Large Cap Equity Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividends than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees of the Trust (“Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities.

A.	Significant accounting policies are as follows:

SECURITY VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

● Level 1 — quoted prices in active markets for identical assets
● Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short term debt securities are valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

The Funds’ prices for equity securities are generally provided by an independent third party pricing service approved by the Board as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of each Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the mean of the latest bid and ask

12

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2014 (Unaudited)

quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Funds’ debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days are valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. If a pricing service is unable to provide valuations for a particular security or securities, or the Adviser has determined that such valuations are unreliable, the Funds will fair value the security or securities pursuant to the fair valuation methodology of the Adviser approved by the Board.

Within the fair value pricing methodology used by the Adviser, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Funds can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s NAV. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

13

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2014:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Ultra Short Mortgage Fund
U.S. Government Agency Mortgages	$-	$238,219,194	$-	$238,219,194
Repurchase Agreements	-	5,271,000	-	5,271,000
Investment Companies	260	-	-	260
Total Investments				243,490,454
Ultra Short Fund
U.S. Government Agency Mortgages	-	5,920,082	-	5,920,082
Investment Companies	130,062	-	-	130,062
Total Investments				6,050,144
Short U.S. Government Fund
U.S. Government Agency Mortgages	-	14,212,585	-	14,212,585
Investment Companies	673,067	-	-	673,067
Total Investments				14,885,652
Intermediate Mortgage Fund
U.S. Government Agency Mortgages	-	22,751,412	-	22,751,412
Repurchase Agreements	-	1,478,000	-	1,478,000
Investment Companies	424	-	-	424
Total Investments				24,229,836
Large Cap Equity Fund
Common Stocks	57,453,244	-	-	57,453,244
Investment Companies	2,625,258	-	-	2,625,258
Total Investments				$60,078,502

As of July 31, 2014 there were no Level 3 securities held by the Funds. The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 or 3 as of July 31, 2014, based on levels assigned to securities as of October 31, 2013.

REPURCHASE AGREEMENTS

With the exception of the Ultra Short Fund and Large Cap Equity fund, obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited.

14

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2014 (Unaudited)

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

Each Fund may purchase securities on a when-issued or delayed-delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased. There were no when-issued securities held in the Funds as of July 31, 2014.

FEDERAL INCOME TAX INFORMATION

As of July 31, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
AMF Ultra Short Mortgage Fund	$238,329,298	$5,253,012	$(91,856)	$5,161,156
AMF Ultra Short Fund	6,025,730	24,917	(503)	24,414
AMF Short U.S. Government Fund	14,815,849	153,179	(83,376)	69,803
AMF Intermediate Mortgage Fund	24,223,892	195,112	(189,168)	5,944
AMF Large Cap Equity Fund	34,442,535	26,485,200	(849,233)	25,635,967

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Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar, Treasurer

Date: September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar, Treasurer

Date: September 22, 2014

By (Signature and Title)

/s/ Rodger Shay, Jr.
Rodger Shay, Jr., President

Date: September 22, 2014